Business Combination	12 Months Ended
Dec. 31, 2022
Business Combinations [Abstract]
Business Combination
Note 2. Business Combination
As discussed in Note 1,
Description of Business and Summary of Significant Accounting Policies
, on June 25, 2021, the Company consummated the Business Combination Agreement, with Old Beachbody surviving the merger as a wholly-owned subsidiary of the Company.
At the effective time of the Merger (the “Effective Time”), and subject to the terms and conditions of the Business Combination Agreement, each equity unit of Old Beachbody, other than those held by Carl Daikeler and certain of his affiliated and related entities, was canceled and converted into the right to receive 0.067193498 shares (the “Exchange Ratio”) of the Company’s Class A Common Stock, $0.0001 par value per share (the “Class A Common Stock”), and each equity unit of Old Beachbody held by Carl Daikeler and certain of his affiliated and related entities was canceled and converted into the right to receive the number of shares of the Company’s Class X Common Stock, par value $0.0001 per share, (the “Class X Common Stock,” and, together with the Class A Common Stock, the “Common Stock”)
equal
to the Exchange Ratio.
Pursuant to the Business Combination Agreement, 75,000 shares held by Forest Road Acquisition Sponsor LLC (the “Sponsor”) will be unvested and are subject to forfeiture if certain earnout conditions are not satisfied (“Forest Road
Earn-out
Shares”). Subject to certain other terms and conditions, the Forest Road
Earn-out
Shares will vest, in equal tranches of 10% each, commencing on December 22, 2021, upon the occurrence of the Company’s last sale price on the New York Stock Exchange (“NYSE”) exceeding each of the following price-per-share
thresholds for any 20 trading days within any consecutive
30-day
trading period: $600.00, $650.00, $700.00, $750.00
,
$750.00

and $800.00. Any Sponsor Shares that do not vest within 10 years after the Closing Date will be forfeited. The Forest Road
Earn-out
Shares are accounted for as equity-classified equity instruments, were included as merger consideration as part of the Reverse Recapitalization, and recorded in additional paid-in
capital. As of December 31, 2021, all Forest Road
Earn-out
Shares are unvested.
Upon the closing of the Business Combination, the Company’s certificate of incorporation was amended and restated to, among other things, increase the total number of authorized shares of all classes of capital stock to 2,000,000,000 shares, $0.0001 par value per share, of which, 1,600,000,000 shares are designated as Class A Common Stock, 200,000,000 shares are designated as Class X Common Stock, 100,000,000 shares are designated as Class C Common Stock and 100,000,000 shares are designated as Preferred Stock. The holder of each share of Class A Common Stock is entitled to one vote, the holder of each share of Class X Common Stock is entitled to ten votes, and except as otherwise required by law, the holder of each share of Class C Common Stock is not entitled to any voting powers.
In connection with the Business Combination, a number of subscribers purchased an aggregate of 450,000 shares of Class A Common Stock (the “PIPE”) from the Company, for a purchase price of $500.00 per share and an aggregate purchase price of $225.0 million (the “PIPE Shares”), pursuant to separate subscription agreements entered into and effective as of February 9, 2021.
At the Effective Time, and subject to the terms and conditions of the Business Combination Agreement, each Myx equity unit was canceled and converted into the right to receive approximately 0.3 million shares of Class A Common Stock; provided, however, that certain holders of Myx units received an amount in cash equal to the value of such shares not to exceed $37.7 million.
The following table reconciles the elements of the Business Combination to the consolidated statements of cash flows and the consolidated statements of stockholders’ equity for the year ended December 31, 2021 (in thousands):

Recapitalization
Cash: Forest Road trust and cash, net of redemptions	$216,444
Cash: PIPE financing	225,000
Less: Non-cash net assets assumed from Forest Road	269
Less: Fair value of Public and Private Placement Warrants	(60,900)
Less: Transaction costs and advisory fees for Beachbody allocated to equity	(19,923)
Less: Transaction costs and advisory fees for Forest Road	(27,059)

Net Business Combination	333,831
Less: Non-cash net assets assumed from Forest Road	(269)
Less: Transaction costs and advisory fees for Beachbody allocated to warrants	(5,337)
Add: Non-cash fair value of Public and Private Placement Warrants	60,900

Net cash contributions from Business Combination	$389,125

The Company recorded transaction costs and advisory fees allocated to warrants as a component of change in fair value of warrant liabilities in the consolidated statements of operations.
The number of shares of Common Stock issued immediately following the consummation of the Business Combination:

Common stock of Forest Road, net of redemptions	432,330
Forest Road shares held by the Sponsor (1)	150,000
PIPE shares	450,000

Business Combination and PIPE Shares—Class A Common Stock	1,032,330
Myx equity units - Class A Common Stock	270,930
Old Beachbody equity units—Class A Common Stock (2)	2,035,253
Old Beachbody equity units—Class X Common Stock (3)	2,825,006

Total shares of Common Stock immediately after Business Combination	6,163,519

(1)	Includes 75,000 Forest Road Earn-out Shares.
(2)
The number of Old Beachbody equity units—Class A Common Stock was determined from 20,220,589 common units and 10,068,841 preferred units of Old Beachbody outstanding immediately prior to the closing of the Business Combination converted at the Exchange Ratio.

(3)
The number of Old Beachbody equity units—Class X Common Stock was determined from 42,042,850 common units of Old Beachbody outstanding immediately prior to the closing of the Business Combination converted at the Exchange Ratio.